Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Properties [Member] | Bank Borrowings [Member]
Property, Plant and Equipment [Line Items]
Properties, value	$ 268,044	$ 273,448